Other Liabilities	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Other Liabilities

NOTE 18: OTHER LIABILITIES

Other Liabilities[1]
(millions of Canadian dollars)		As at
	October 31 2020	October 31 2019
Accounts payable, accrued expenses, and other items	$6,571	$5,163
Accrued interest	1,142	1,393
Accrued salaries and employee benefits	2,900	3,245
Cheques and other items in transit	2,440	1,042
Current income tax payable	275	169
Deferred tax liabilities	284	193
Defined benefit liability	3,302	2,781
Lease liabilities[2]	6,095	66
Liabilities related to structured entities	5,898	5,857
Provisions	1,569	1,095
Total	$30,476	$21,004

[1]	Certain comparative amounts have been recast to conform with the presentation adopted in the current year.
[2]	Refer to Note 27 for lease liability maturity and lease payment details.